Intangible assets - Changes to key assumptions (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Commercial Banking
Disclosure of information for cash-generating units
Terminal growth rate	1.60%
Pre-tax discount rate	13.70%
Retail Banking
Disclosure of information for cash-generating units
Terminal growth rate	1.60%
Pre-tax discount rate	13.70%
RBS International
Disclosure of information for cash-generating units
Terminal growth rate	1.60%	1.60%
Pre-tax discount rate	12.10%	12.00%
change to reduce headroom CGUs to nil | Commercial Banking
Disclosure of information for cash-generating units
Terminal growth rate	(4.00%)	(16.40%)
Pre-tax discount rate	1.30%	3.50%
Forecast income	(4.10%)	(9.80%)
Forecost cost	8.2	19.4
change to reduce headroom CGUs to nil | Retail Banking
Disclosure of information for cash-generating units
Terminal growth rate	(25.40%)	(83.00%)
Pre-tax discount rate	6.20%	8.50%
Forecast income	(14.60%)	(20.40%)
Forecost cost	33.9	48.0
change to reduce headroom CGUs to nil | RBS International
Disclosure of information for cash-generating units
Terminal growth rate	(10.80%)	(44.20%)
Pre-tax discount rate	4.40%	8.20%
Forecast income	(18.60%)	(28.10%)
Forecost cost	52.8	85.6